Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory	Composed as follows:
	March 31,	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	20	24
Work in progress	457	316
Finished goods	567	560
	1,044	900
Composed as follows:
	December 31,
	2019	2018
	USD in thousands
Raw materials and supplies	24	38
Work in progress	316	43
Finished goods	560	-
	900	81